Exhibit 99.1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

Citi Real Estate Funding Inc.

Citigroup Commercial Mortgage Securities Inc.

390 Greenwich Street

New York, NY 10013

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by Citi Real Estate Funding Inc. (“CREFI”) and Citigroup Commercial Mortgage Securities Inc. (together with CREFI, the “Company,” as the engaging party) and Citigroup Global Markets Inc., Deutsche Bank AG, New York Branch, Deutsche Bank Securities Inc., DBR Investments Co. Limited, German American Capital Corporation, Wells Fargo Securities, LLC, and Wells Fargo Bank, National Association, who are collectively referred to as the “Specified Parties”, solely to assist you in performing certain procedures related to the accuracy of certain attributes and calculations within the Final Data File (defined below). The procedures were performed with respect to the SREIT Commercial Mortgage Trust 2021-MFP, Commercial Mortgage Pass-Through Certificates, Series 2021-MFP securitization (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the information contained in the Final Data File.

In an agreed-upon procedures engagement, we perform specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the intended purpose of the engagement and we report on findings based on the procedures performed. The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on 1 mortgage loan (the “Mortgage Loan Asset”) secured by 62 mortgaged properties (the “Mortgaged Properties”) which represents the entire population of mortgage loan asset and mortgaged properties (collectively the “Collateral”) within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for the purpose of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;
•	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;
•	The value of the Mortgaged Properties securing the Mortgage Loan Asset; and
•	The compliance of the originator of the assets with federal, state, and local laws and regulations.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	1

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the Transaction documents that do not appear in this report, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

•	The interpretation of Transaction documents included in connection with our procedures;
•	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; and
•	The reasonableness of any of the assumptions provided by the Company or other Specified Parties.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purpose of this report:

•	The phrase “Cut-off Date” refers to the date of November 9, 2021.

•	The phrase "LIBOR Assumption" refers to the rate of 0.100000%.

•	The phrase “Final Data File” refers to the following Microsoft Excel (“Excel”) file provided by the Company, which includes certain attributes related to the Collateral. The Final Data File was provided on November 5, 2021 with certain Collateral attribute calculations adjusted for the Cut-off Date:

o	2021-MFP Accounting Tape Final.xlsx (provided on November 5, 2021).
•	The phrase “Specified Attributes” refers to the fields in the Final Data File.

•	The phrase “Source Document” refers to the documents (including any applicable amendments, assumptions or exhibits thereof) provided by the Company, related to the information contained in the Final Data File.

•	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided by the Company, and used by us, in performing the procedures enumerated below.

•	The term “compared” refers to the comparison of one or more Specified Attributes to Source Documents, as indicated within Exhibit A.

•	The term “recalculated” refers to a re-computation of one or more Specified Attributes using the Company provided methodology, as indicated within Exhibit B.

•	The phrase “in agreement” refers to the comparison or recalculation of one or more Specified Attributes which resulted in a match, or a difference that was within the Company provided tolerance level (if any), as indicated within Exhibit A.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	2

Source Documents included in the Loan File:

•	The phrase “Appraisal Report” refers to a signed appraisal document or exhibit.

•	The phrase “Engineering Report” refers to a signed property condition assessment document or exhibit.

•	The phrase “Environmental Report” refers to a signed phase I and phase II (if applicable) environmental document or exhibit.

•	The phrase “Fee Schedule” refers to documentation provided by the Company for the administrative fee rate.

•	The phrase “Interest Rate Cap Bid Package” refers to an interest rate cap document which discloses the applicable strike rate of the interest rate cap.

•	The phrase “Loan Agreement” refers to a draft or signed loan agreement.

•	The phrase “Seismic Report” refers to a seismic assessment document or exhibit.

•	The phrase “Title Policy” refers to a draft or signed proforma title policy.
•	The phrase “Underwriting File” refers to the historical and pro-forma cash flow statements prepared by the Company’s underwriting team.

The procedures performed and results thereof are described below. In performing this engagement, we received one or more preliminary data file(s) and performed certain procedures as set forth in Exhibit A and Exhibit B. The procedures identified differences, which were communicated to the Responsible Party. The Responsible Party revised one or more of the preliminary data files based on such communicated differences, where they determined it to be appropriate. We then performed these procedures on the Final Data File, and the results of those procedures are described below.

From October 25, 2021 through November 5, 2021, the Company provided us with the Source Documents related to the Collateral for which we:

•	Compared certain Specified Attributes to the corresponding Source Documents as detailed in Exhibit A and found them to be in agreement (the “Compared Attributes”);
•	Recalculated certain Specified Attributes as detailed in Exhibit B and found them to be in agreement (the “Recalculated Attributes”); or
•	Assumed certain Specified Attributes were accurate as instructed by the Company, and neither compared nor recalculated the Specified Attributes (the “Company Provided Attributes”).

The recalculation methodology associated with the Recalculated Attributes is listed in Exhibit B. For each procedure where a recalculation was performed, if necessary, we compared the underlying attributes to the corresponding Source Documents and found them to be in agreement. We did not perform any procedures with respect to the Specified Attributes listed in Exhibit C, or denoted with a Source Document of “None - Company Provided”, in Exhibit A.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	3

not conduct an audit or an examination engagement, the objective of which would be the expression of an opinion, or a review engagement, the objective of which would be the expression of a conclusion, on the Final Data File.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

In performing this engagement, we are required to be independent of the Responsible Party and to meet our ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

This report is intended solely for the information and use of the Specified Parties (including for the purpose of substantiating the Specified Parties' “due diligence defense” under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the appropriateness of the procedures performed (such party is referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

•	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and
•	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17g-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

New York, NY

November 5, 2021

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	4

Exhibits

Exhibit A – Loan File Review Procedures

Exhibit B – Recalculation Methodology

Exhibit C – Additional Company Provided Attributes

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	5

SREIT 2021-MFP	EXHIBIT A
Loan File Review Procedures

Exhibit A – Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
1	Property ID	None - Company Provided	None
2	Property Name	None - Company Provided	None
3	Property Type	Appraisal Report	None
4	Property Sub-Type	Appraisal Report	None
5	Address	Appraisal Report	None
6	City	Appraisal Report	None
7	State	Appraisal Report	None
8	Zip	Appraisal Report	None
9	County	Appraisal Report	None
10	Market	Underwriting File	None
11	Year Built	Appraisal Report	None
12	Year Renovated	Appraisal Report	None
13	Total Units	Underwriting File	None
14	Rentable SF	Underwriting File	None
15	Ag. Size Unit	Recalculation	None
16	Physical Occupancy (SF)	Recalculation	None
17	Physical Occupancy (Unit)	Recalculation	None
18	Economic Occupancy	Recalculation	None
19	In-Place Rent Per Unit	Recalculation	None
20	In-Place Rent PSF	Recalculation	None
21	Occupied Units	Underwriting File	None
22	Vacant Units	Underwriting File	None
23	Non-Revenue Units	Underwriting File	None
24	Occupancy % (Units)	Recalculation	None
25	Occupied SF	Underwriting File	None
26	Vacant SF	Underwriting File	None
27	Model / Unrentable SF	Underwriting File	None
28	Occupancy % (SF)	Recalculation	None
29	Occupancy Date	Underwriting File	None
30	Roofing ($)	Underwriting File	None
31	Exterior ($)	Underwriting File	None
32	Unit Renovations ($)	Underwriting File	None
33	Garage / Parking Lot ($)	Underwriting File	None
34	Common / Amenity Space ($)	Underwriting File	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	6

SREIT 2021-MFP	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
35	HVAC / Base Building ($)	Underwriting File	None
36	Fire / Life Safety ($)	Underwriting File	None
37	Landscaping ($)	Underwriting File	None
38	Signage / Gate Repairs ($)	Underwriting File	None
39	Historical Cap Ex (Since 2015) Total	Recalculation	None
40	Ownership Interest	Title Policy	None
41	Mortgage Loan Original Balance	Loan Agreement	None
42	Mortgage Loan Cut-off Date Balance	Loan Agreement	None
43	Mortgage Loan Cut-off Date Balance per Unit	Recalculation	None
44	Mortgage Loan Cut-off Date Balance per SF	Recalculation	None
45	% of Mortgage Loan Cut-off Date Balance	Recalculation	None
46	Mortgage Loan Balloon Balance	Recalculation	None
47	Individual As-Is Appraised Value Date	Appraisal Report	None
48	Individual As-Is Appraised Value	Appraisal Report	None
49	Individual As-Is Appraised Value per SF	Recalculation	None
50	Portfolio Appraised Value Date	None - Company Provided	None
51	Portfolio Appraised Value	None - Company Provided	None
52	Portfolio Appraised Value per SF	Recalculation	None
53	Portfolio Appraised Value Premium	Recalculation	None
54	Engineering Report Provider	Engineering Report	None
55	Engineering Report Date	Engineering Report	None
56	Environmental Report Provider	Environmental Report	None
57	Environmental Report Date	Environmental Report	None
58	Phase II Required?	Environmental Report	None
59	Seismic Zone	Seismic Report / Engineering Report	None
60	PML %	Seismic Report	None
61	Origination Date	None - Company Provided	None
62	Assumed One-month LIBOR	None - Company Provided	None
63	Mortgage Loan Trust Margin	None - Company Provided	None
64	Interest Rate	Recalculation	None
65	LIBOR Cap	Interest Rate Cap Bid Package	None
66	Interest Rate at LIBOR Cap	Recalculation	None
67	LIBOR Floor	Loan Agreement	None
68	LIBOR Lookback days	Loan Agreement	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	7

SREIT 2021-MFP	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
69	LIBOR Rounding Methodology	Loan Agreement	None
70	LIBOR Cap Expiration Date	Interest Rate Cap Bid Package	None
71	Interest Calculation (30/360 / Actual/360)	Loan Agreement	None
72	Amort Type	Loan Agreement	None
73	Mortgage Loan Monthly Debt Service Payment	Recalculation	None
74	Mortgage Loan Annual Debt Service Payment	Recalculation	None
75	Mortgage Loan Annual Debt Service Payment at LIBOR Cap	Recalculation	None
76	Grace Period - Late Payment	Loan Agreement	None
77	Grace Period - Event of Default	Loan Agreement	None
78	First Loan Payment Date	Loan Agreement	None
79	Seasoning	Recalculation	None
80	Original Term to Maturity (Months)	Recalculation	None
81	Remaining Term to Maturity (Months)	Recalculation	None
82	Original Amortization Term (Months)	Not Applicable*	None
83	Remaining Amortization Term (Months)	Not Applicable*	None
84	Original IO Term (Months)	Recalculation	None
85	Remaining IO Term (Months)	Recalculation	None
86	Initial Maturity Date	Loan Agreement	None
87	Floating Rate Component Extensions	Loan Agreement	None
88	Fully Extended Maturity Date	Loan Agreement	None
89	Lockbox	Loan Agreement	None
90	Cash Management Type	Loan Agreement	None
91	Cash Management Trigger	Loan Agreement	None
92	Administrative Fee Rate (%)	Fee Schedule	None
93	Prepayment Provision	Loan Agreement	None
94	Partial Release Allowed?	Loan Agreement	None
95	Partial Release Description	Loan Agreement	None
96	Borrower	Loan Agreement	None
97	Guarantor	Loan Agreement	None
98	Mortgage Loan Cut-off Date LTV	Recalculation	None
99	Mortgage Loan Balloon LTV	Recalculation	None
100	Mortgage Loan Cut-off Date LTV (Sum of Individual As-Is Appraised Values)	Recalculation	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	8

SREIT 2021-MFP	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
101	Mortgage Loan Balloon LTV (Sum of Individual As-Is Appraised Values)	Recalculation	None
102	Mortgage Loan UW NOI Debt Yield	Recalculation	None
103	Mortgage Loan UW NCF Debt Yield	Recalculation	None
104	Mortgage Loan UW NOI DSCR	Recalculation	None
105	Mortgage Loan UW NCF DSCR	Recalculation	None
106	Mortgage Loan UW NOI DSCR at LIBOR Cap	Recalculation	None
107	Mortgage Loan UW NCF DSCR at LIBOR Cap	Recalculation	None
108	Initial Tax Escrow	None – Company Provided	None
109	Ongoing Tax Escrow Monthly	Loan Agreement	None
110	Tax Escrow Springing Conditions	Loan Agreement	None
111	Initial Insurance Escrow	Loan Agreement	None
112	Ongoing Insurance Escrow Monthly	Loan Agreement	None
113	Insurance Escrow Springing Conditions	Loan Agreement	None
114	Initial Cap Ex Escrow	Loan Agreement	None
115	Ongoing Cap Ex Escrow Monthly	Loan Agreement	None
116	Cap Ex Escrow Springing Conditions	Loan Agreement	None
117	Initial Immediate Repairs Escrow	Loan Agreement	None
118	Initial Other Escrow	Loan Agreement	None
119	Ongoing Other Escrow Monthly	Loan Agreement	None
120	Other Escrow Description	Loan Agreement	None
121	Gross Potential Rent 2018	Underwriting File	$1.00
122	Gross Potential Rent 2019	Underwriting File	$1.00
123	Gross Potential Rent 2020	Underwriting File	$1.00
124	Gross Potential Rent Sept-21 TTM	Underwriting File	$1.00
125	Gross Potential Rent Sept-21 T6	Underwriting File	$1.00
126	Gross Potential Rent Sept-21 T3	Underwriting File	$1.00
127	Gross Potential Rent UW	Underwriting File	$1.00
128	Bad Debt 2018	Underwriting File	$1.00
129	Bad Debt 2019	Underwriting File	$1.00
130	Bad Debt 2020	Underwriting File	$1.00
131	Bad Debt Sept-21 TTM	Underwriting File	$1.00
132	Bad Debt Sept-21 T6	Underwriting File	$1.00
133	Bad Debt Sept-21 T3	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	9

SREIT 2021-MFP	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
134	Bad Debt UW	Underwriting File	$1.00
135	Vacancy 2018	Underwriting File	$1.00
136	Vacancy 2019	Underwriting File	$1.00
137	Vacancy 2020	Underwriting File	$1.00
138	Vacancy Sept-21 TTM	Underwriting File	$1.00
139	Vacancy Sept-21 T6	Underwriting File	$1.00
140	Vacancy Sept-21 T3	Underwriting File	$1.00
141	Vacancy UW	Underwriting File	$1.00
142	Concessions 2018	Underwriting File	$1.00
143	Concessions 2019	Underwriting File	$1.00
144	Concessions 2020	Underwriting File	$1.00
145	Concessions Sept-21 TTM	Underwriting File	$1.00
146	Concessions Sept-21 T6	Underwriting File	$1.00
147	Concessions Sept-21 T3	Underwriting File	$1.00
148	Concessions UW	Underwriting File	$1.00
149	Total Rental Income 2018	Underwriting File	$1.00
150	Total Rental Income 2019	Underwriting File	$1.00
151	Total Rental Income 2020	Underwriting File	$1.00
152	Total Rental Income Sept-21 TTM	Underwriting File	$1.00
153	Total Rental Income Sept-21 T6	Underwriting File	$1.00
154	Total Rental Income Sept-21 T3	Underwriting File	$1.00
155	Total Rental Income UW	Underwriting File	$1.00
156	Other Income 2018	Underwriting File	$1.00
157	Other Income 2019	Underwriting File	$1.00
158	Other Income 2020	Underwriting File	$1.00
159	Other Income Sept-21 TTM	Underwriting File	$1.00
160	Other Income Sept-21 T6	Underwriting File	$1.00
161	Other Income Sept-21 T3	Underwriting File	$1.00
162	Other Income UW	Underwriting File	$1.00
163	Retail Income 2018	Underwriting File	$1.00
164	Retail Income 2019	Underwriting File	$1.00
165	Retail Income 2020	Underwriting File	$1.00
166	Retail Income Sept-21 TTM	Underwriting File	$1.00
167	Retail Income Sept-21 T6	Underwriting File	$1.00
168	Retail Income Sept-21 T3	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	10

SREIT 2021-MFP	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
169	Retail Income UW	Underwriting File	$1.00
170	Tenant Reimbursements 2018	Underwriting File	$1.00
171	Tenant Reimbursements 2019	Underwriting File	$1.00
172	Tenant Reimbursements 2020	Underwriting File	$1.00
173	Tenant Reimbursements Sept-21 TTM	Underwriting File	$1.00
174	Tenant Reimbursements Sept-21 T6	Underwriting File	$1.00
175	Tenant Reimbursements Sept-21 T3	Underwriting File	$1.00
176	Tenant Reimbursements UW	Underwriting File	$1.00
177	Parking Income 2018	Underwriting File	$1.00
178	Parking Income 2019	Underwriting File	$1.00
179	Parking Income 2020	Underwriting File	$1.00
180	Parking Income Sept-21 TTM	Underwriting File	$1.00
181	Parking Income Sept-21 T6	Underwriting File	$1.00
182	Parking Income Sept-21 T3	Underwriting File	$1.00
183	Parking Income UW	Underwriting File	$1.00
184	Total Other Income 2018	Underwriting File	$1.00
185	Total Other Income 2019	Underwriting File	$1.00
186	Total Other Income 2020	Underwriting File	$1.00
187	Total Other Income Sept-21 TTM	Underwriting File	$1.00
188	Total Other Income Sept-21 T6	Underwriting File	$1.00
189	Total Other Income Sept-21 T3	Underwriting File	$1.00
190	Total Other Income UW	Underwriting File	$1.00
191	EGI 2018	Underwriting File	$1.00
192	EGI 2019	Underwriting File	$1.00
193	EGI 2020	Underwriting File	$1.00
194	EGI Sept-21 TTM	Underwriting File	$1.00
195	EGI Sept-21 T6	Underwriting File	$1.00
196	EGI Sept-21 T3	Underwriting File	$1.00
197	EGI UW	Underwriting File	$1.00
198	Marketing & Advertising 2018	Underwriting File	$1.00
199	Marketing & Advertising 2019	Underwriting File	$1.00
200	Marketing & Advertising 2020	Underwriting File	$1.00
201	Marketing & Advertising Sept-21 TTM	Underwriting File	$1.00
202	Marketing & Advertising Sept-21 T6	Underwriting File	$1.00
203	Marketing & Advertising Sept-21 T3	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	11

SREIT 2021-MFP	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
204	Marketing & Advertising UW	Underwriting File	$1.00
205	General & Administrative 2018	Underwriting File	$1.00
206	General & Administrative 2019	Underwriting File	$1.00
207	General & Administrative 2020	Underwriting File	$1.00
208	General & Administrative Sept-21 TTM	Underwriting File	$1.00
209	General & Administrative Sept-21 T6	Underwriting File	$1.00
210	General & Administrative Sept-21 T3	Underwriting File	$1.00
211	General & Administrative UW	Underwriting File	$1.00
212	Repairs & Maintenance 2018	Underwriting File	$1.00
213	Repairs & Maintenance 2019	Underwriting File	$1.00
214	Repairs & Maintenance 2020	Underwriting File	$1.00
215	Repairs & Maintenance Sept-21 TTM	Underwriting File	$1.00
216	Repairs & Maintenance Sept-21 T6	Underwriting File	$1.00
217	Repairs & Maintenance Sept-21 T3	Underwriting File	$1.00
218	Repairs & Maintenance UW	Underwriting File	$1.00
219	Salaries & Payroll 2018	Underwriting File	$1.00
220	Salaries & Payroll 2019	Underwriting File	$1.00
221	Salaries & Payroll 2020	Underwriting File	$1.00
222	Salaries & Payroll Sept-21 TTM	Underwriting File	$1.00
223	Salaries & Payroll Sept-21 T6	Underwriting File	$1.00
224	Salaries & Payroll Sept-21 T3	Underwriting File	$1.00
225	Salaries & Payroll UW	Underwriting File	$1.00
226	Management Fee 2018	Underwriting File	$1.00
227	Management Fee 2019	Underwriting File	$1.00
228	Management Fee 2020	Underwriting File	$1.00
229	Management Fee Sept-21 TTM	Underwriting File	$1.00
230	Management Fee Sept-21 T6	Underwriting File	$1.00
231	Management Fee Sept-21 T3	Underwriting File	$1.00
232	Management Fee UW	Underwriting File	$1.00
233	Utilities 2018	Underwriting File	$1.00
234	Utilities 2019	Underwriting File	$1.00
235	Utilities 2020	Underwriting File	$1.00
236	Utilities Sept-21 TTM	Underwriting File	$1.00
237	Utilities Sept-21 T6	Underwriting File	$1.00
238	Utilities Sept-21 T3	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	12

SREIT 2021-MFP	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
239	Utilities UW	Underwriting File	$1.00
240	Turnover Expense 2018	Underwriting File	$1.00
241	Turnover Expense 2019	Underwriting File	$1.00
242	Turnover Expense 2020	Underwriting File	$1.00
243	Turnover Expense Sept-21 TTM	Underwriting File	$1.00
244	Turnover Expense Sept-21 T6	Underwriting File	$1.00
245	Turnover Expense Sept-21 T3	Underwriting File	$1.00
246	Turnover Expense UW	Underwriting File	$1.00
247	HOA Fees 2018	Underwriting File	$1.00
248	HOA Fees 2019	Underwriting File	$1.00
249	HOA Fees 2020	Underwriting File	$1.00
250	HOA Fees Sept-21 TTM	Underwriting File	$1.00
251	HOA Fees Sept-21 T6	Underwriting File	$1.00
252	HOA Fees Sept-21 T3	Underwriting File	$1.00
253	HOA Fees UW	Underwriting File	$1.00
254	Real Estate Taxes 2018	Underwriting File	$1.00
255	Real Estate Taxes 2019	Underwriting File	$1.00
256	Real Estate Taxes 2020	Underwriting File	$1.00
257	Real Estate Taxes Sept-21 TTM	Underwriting File	$1.00
258	Real Estate Taxes Sept-21 T6	Underwriting File	$1.00
259	Real Estate Taxes Sept-21 T3	Underwriting File	$1.00
260	Real Estate Taxes UW	Underwriting File	$1.00
261	Insurance 2018	Underwriting File	$1.00
262	Insurance 2019	Underwriting File	$1.00
263	Insurance 2020	Underwriting File	$1.00
264	Insurance Sept-21 TTM	Underwriting File	$1.00
265	Insurance Sept-21 T6	Underwriting File	$1.00
266	Insurance Sept-21 T3	Underwriting File	$1.00
267	Insurance UW	Underwriting File	$1.00
268	Total Expenses 2018	Underwriting File	$1.00
269	Total Expenses 2019	Underwriting File	$1.00
270	Total Expenses 2020	Underwriting File	$1.00
271	Total Expenses Sept-21 TTM	Underwriting File	$1.00
272	Total Expenses Sept-21 T6	Underwriting File	$1.00
273	Total Expenses Sept-21 T3	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	13

SREIT 2021-MFP	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
274	Total Expenses UW	Underwriting File	$1.00
275	NOI 2018	Underwriting File	$1.00
276	NOI 2019	Underwriting File	$1.00
277	NOI 2020	Underwriting File	$1.00
278	NOI Sept-21 TTM	Underwriting File	$1.00
279	NOI Sept-21 T6	Underwriting File	$1.00
280	NOI Sept-21 T3	Underwriting File	$1.00
281	NOI UW	Underwriting File	$1.00
282	Replacement Reserves 2018	Underwriting File	$1.00
283	Replacement Reserves 2019	Underwriting File	$1.00
284	Replacement Reserves 2020	Underwriting File	$1.00
285	Replacement Reserves Sept-21 TTM	Underwriting File	$1.00
286	Replacement Reserves Sept-21 T6	Underwriting File	$1.00
287	Replacement Reserves Sept-21 T3	Underwriting File	$1.00
288	Replacement Reserves UW	Underwriting File	$1.00
289	Net Cash Flow 2018	Underwriting File	$1.00
290	Net Cash Flow 2019	Underwriting File	$1.00
291	Net Cash Flow 2020	Underwriting File	$1.00
292	Net Cash Flow Sept-21 TTM	Underwriting File	$1.00
293	Net Cash Flow Sept-21 T6	Underwriting File	$1.00
294	Net Cash Flow Sept-21 T3	Underwriting File	$1.00
295	Net Cash Flow UW	Underwriting File	$1.00

*- The fields for the noted Specified Attributes were either not populated in the Final Data File or populated with the term “NAP”. As such, we were instructed by the Company to not perform any procedures on these Specified Attributes.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	14

SREIT 2021-MFP	EXHIBIT B
Recalculation Methodology

Exhibit B – Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
15	Ag. Size Unit	Quotient of (i) Rentable SF and (ii) Total Units.
16	Physical Occupancy (SF)	Quotient of (i) sum of (a) Occupied SF and (b) Non-Revenue SF from the Underwriting File and (ii) Rentable SF.
17	Physical Occupancy (Unit)	Quotient of (i) sum of (a) Occupied Units and (b) Non-Revenue Units and (ii) Total Units.
18	Economic Occupancy	Quotient of (i) sum of (a) Gross Potential Rent UW, (b) Bad Debt UW, (c) Vacancy UW, and (d) Concessions UW, and (ii) Gross Potential Rent UW.
19	In-Place Rent Per Unit	Quotient of (i) In Place Rent from the Underwriting File and (ii) Occupied Units.
20	In-Place Rent PSF	Quotient of (i) In Place Rent from the Underwriting Fileand (ii) Occupied SF.
24	Occupancy % (Units)	Quotient of (i) Occupied Units and (ii) Total Units.
28	Occupancy % (SF)	Quotient of (i) Occupied SF and (ii) Rentable SF.
39	Historical Cap Ex (Since 2015) Total	Sum of (i) Roofing ($), (ii) Exterior ($), (iii) Unit Renovations ($), (iv) Garage / Parking Lot ($), (v) Common / Amenity Space ($), (vi) HVAC / Base Building ($), (vii) Fire / Life Safety ($), (viii) Landscaping ($), and (ix) Signage / Gate Repairs ($)
43	Mortgage Loan Cut-off Date Balance per Unit	Quotient of (i) Mortgage Loan Cut-off Date Balance and (ii) Total Units.
44	Mortgage Loan Cut-off Date Balance per SF	Quotient of (i) Mortgage Loan Cut-off Date Balance and (ii) Rentable SF.
45	% of Mortgage Loan Cut-off Date Balance	Quotient of (i) Mortgage Loan Cut-off Date Balance and (ii) the aggregate Mortgage Loan Cut-off Date Balance of the Collateral.
46	Mortgage Loan Balloon Balance	Set equal to the Mortgage Loan Cut-off Date Balance.
49	Individual As-Is Appraised Value per SF	Quotient of (i) Individual As-Is Appraised Value and (ii) Rentable SF.
52	Portfolio Appraised Value per SF	Quotient of (i) Portfolio Appraised Value and (ii) Rentable SF.
53	Portfolio Appraised Value Premium	Difference between (i) quotient of (a) Portfolio Appraised Value and (b) aggregate Individual As-Is Appraised Value, and (ii) 1.
64	Interest Rate	Sum of (i) Mortgage Loan Trust Margin and (ii) Assumed One-month LIBOR
66	Interest Rate at LIBOR Cap	Sum of (i) Mortgage Loan Trust Margin and (ii) LIBOR Cap
73	Mortgage Loan Monthly Debt Service Payment	Quotient of (i) Mortgage Loan Annual Debt Service Payment and (ii) 12.
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	15

SREIT 2021-MFP	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
74	Mortgage Loan Annual Debt Service Payment	Product of (i) Mortgage Loan Cut-off Date Balance, (ii) the sum of the Assumed LIBOR and the Mortgage Loan Trust Margin, and (iii) Interest Calculation (30/360 / Actual/360).
75	Mortgage Loan Annual Debt Service Payment at LIBOR Cap	Product of (i) Mortgage Loan Cut-off Date Balance, (ii) the sum of the LIBOR Cap and the Mortgage Loan Trust Margin, and (iii) Interest Calculation (30/360 / Actual/360).
79	Seasoning	Count of the number of monthly payment dates from, and inclusive of (i) First Loan Payment Date, to and inclusive of (ii) Cut-off Date.
80	Original Term to Maturity (Months)	Count of the number of monthly payment dates from, and inclusive of (i) First Loan Payment Date through and including (ii) the Initial Maturity Date.
81	Remaining Term to Maturity (Months)	Difference between (i) Original Term to Maturity (Months) and (ii) Seasoning.
84	Original IO Term (Months)	Count of the number of monthly payment dates from, and inclusive of (i) First Loan Payment Date through and including (ii) the Initial Maturity Date.
85	Remaining IO Term (Months)	Difference between (i) Original IO Term (Months) and (ii) Seasoning.
98	Mortgage Loan Cut-off Date LTV	Quotient of (i) Mortgage Loan Cut-off Date Balance and (ii) Portfolio Appraised Value.
99	Mortgage Loan Balloon LTV	Quotient of (i) Mortgage Loan Maturity Date Balance and (ii) Portfolio Appraised Value.
100	Mortgage Loan Cut-off Date LTV (Sum of Individual As-Is Appraised Values)	Quotient of (i) Mortgage Loan Cut-off Date Balance and (ii) aggregate Individual As-Is Appraised Value.
101	Mortgage Loan Balloon LTV (Sum of Individual As-Is Appraised Values)	Quotient of (i) Mortgage Loan Maturity Date Balance and (ii) aggregate Individual As-Is Appraised Value.
102	Mortgage Loan UW NOI Debt Yield	Quotient of (i) NOI UW and (ii) Mortgage Loan Cut-off Date Balance.
103	Mortgage Loan UW NCF Debt Yield	Quotient of (i) Net Cash Flow UW and (ii) Mortgage Loan Cut-off Date Balance.
104	Mortgage Loan UW NOI DSCR	Quotient of (i) NOI UW and (ii) Mortgage Loan Annual Debt Service Payment.
105	Mortgage Loan UW NCF DSCR	Quotient of (i) Net Cash Flow UW and (ii) Mortgage Loan Annual Debt Service Payment.
106	Mortgage Loan UW NOI DSCR at LIBOR Cap	Quotient of (i) NOI UW and (ii) Mortgage Loan Annual Debt Service Payment at LIBOR Cap.
107	Mortgage Loan UW NCF DSCR at LIBOR Cap	Quotient of (i) Net Cash Flow UW and (ii) Mortgage Loan Annual Debt Service Payment at LIBOR Cap.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	16

SREIT 2021-MFP	EXHIBIT C
Additional Company Provided Attributes

Exhibit C – Additional Company Provided Attributes

Property Name	Specified Attribute
SREIT 2021-MFP	Phase II Required?
Grande Club Apartments	Phase II Required?
SREIT 2021-MFP	Ownership Interest
The Gio Apartments	Ownership Interest
Waterstone at Murrieta Apartments	Ownership Interest
Fulton's Crossing	Ownership Interest
Forest Ridge Apartments	Ownership Interest
Alta Mill Apartments	Ownership Interest
Eagle Pointe Apartments	Ownership Interest
Smoky Crossing Apartments	Ownership Interest
Estate on Quarry Lake Apartments	Ownership Interest
Sheffield Greens	Ownership Interest
Links at Gleneagles	Ownership Interest
Lodge at Mallard Creek	Ownership Interest
New Forest	Ownership Interest
The Racquet Club	Ownership Interest
Nickel Creek	Ownership Interest
Wyndchase Bellevue Apartments	Ownership Interest
Arnada Pointe	Ownership Interest
Waterford Landing Apartments	Ownership Interest
Woodland Crossing Apartments	Ownership Interest
Northwood Apartments	Ownership Interest
Mirabella	Ownership Interest
Saratoga	Ownership Interest
Northtowne Village Apartments	Ownership Interest
Galleria Park Apartments	Ownership Interest
Patriot Point	Ownership Interest
Woodland Park Apartments	Ownership Interest
Eastchester Ridge	Ownership Interest
The Grove Veridian	Ownership Interest

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	17